Postretirement Health Care and Life Insurance Benefits	12 Months Ended
Dec. 31, 2014
Postretirement Health Care and LIfe Insurance Benefits [Abstract]
Postretirement Health Care and Life Insurance Benefits
Postretirement Health Care and Life Insurance Benefits
The Company currently provides health care and life insurance benefits to qualifying salaried and hourly retirees and their dependents from benefit plans established by the Company.  Plan coverage for health benefits is provided to future hourly and salaried retirees in accordance with the applicable plan document.  Life insurance benefits are provided to future hourly retirees in accordance with the applicable labor agreement.
Net periodic postretirement benefit cost included the following components:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Service cost for benefits earned	$12.2	$15.8	$14.9
Interest cost on accumulated postretirement benefit obligation	36.4	41.8	54.9
Amortization of prior service cost (credit)	1.3	(1.7)	2.5
Amortization of actuarial loss	14.5	24.1	32.8
Settlement related to the Patriot bankruptcy reorganization (1)	—	63.2	—
Special termination benefits (2)	1.6	0.9	—
Net periodic postretirement benefit cost	$66.0	$144.1	$105.1

(1)	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.

(2)	Reflected in "Restructuring and pension settlement charges" in the consolidated statement of operations for the year ended December 31, 2014.
The following includes pre-tax amounts recorded in "Accumulated other comprehensive loss":

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Net actuarial loss (gain) arising during year	$115.8	$(24.3)	$(68.3)
Prior service credit arising during year	(18.0)	—	(31.9)
Amortization:
Actuarial loss	(14.5)	(24.1)	(32.8)
Prior service (cost) credit	(1.3)	1.7	(2.5)
Settlement related to the Patriot bankruptcy reorganization: (1)
Actuarial loss	—	(61.3)	—
Prior service cost	—	(1.9)	—
Total recorded in other comprehensive loss (income)	$82.0	$(109.9)	$(135.5)

(1)	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.
The Company amortizes actuarial gain and loss using a 0% corridor with an amortization period that covers the average future working lifetime of active employees (11.70 years and 11.96 years at January 1, 2015 and 2014, respectively). The estimated net actuarial loss and prior service credit that will be amortized from accumulated other comprehensive (loss)income into net periodic postretirement benefit cost during the year ending December 31, 2015 are $24.9 million and $6.8 million, respectively.
The following table sets forth the plans' funded status reconciled with the amounts shown in the consolidated balance sheets:

	December 31,
	2014	2013
	(Dollars in millions)
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning of period	$735.4	$1,026.1
Service cost	12.2	15.8
Interest cost	36.4	41.8
Participant contributions	2.2	2.3
Plan changes(1)	(18.0)	—
Benefits paid	(46.5)	(66.5)
Actuarial loss (gain) (2)	115.8	(24.3)
Settlement related to the Patriot bankruptcy reorganization (3)	—	(260.7)
Special termination benefits	1.6	0.9
Accumulated postretirement benefit obligation at end of period	839.1	735.4
Change in plan assets:
Fair value of plan assets at beginning of period	—	—
Employer contributions	44.3	64.2
Participant contributions	2.2	2.3
Benefits paid and administrative fees (net of Medicare Part D reimbursements)	(46.5)	(66.5)
Fair value of plan assets at end of period	—	—
Funded status at end of year	(839.1)	(735.4)
Less: Current portion (included in "Accounts payable and accrued expenses")	57.2	51.4
Noncurrent obligation (included in "Accrued postretirement benefit costs")	$(781.9)	$(684.0)

(1)
Includes the net impact of the following plan changes: a $45.4 million reduction to the benefit obligation related to various plan changes effective January 1, 2015 for certain plan participants that are designed to bring consistency amongst the various retiree medical programs; and a $27.6 million increase to the benefit obligation resulting from a plan change effective April 1, 2014 for certain plan participants' benefits no longer funded through a Medicare Advantage Program. The plan changes will not affect participant benefits.

(2)
During 2014, the Company reviewed its demographic assumptions (including mortality, retirements and terminations) in conjunction with the recently-issued mortality tables published by the Society of Actuaries, to select assumptions that are aligned with the Company’s experience. The updated demographic assumptions increased the December 31, 2014 benefit obligation by approximately $63 million.

(3)	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.
The weighted-average assumptions used to determine the benefit obligations as of the end of each year were as follows:

	December 31,
	2014	2013
Discount rate	4.10%	4.90%
Measurement date	December 31, 2014	December 31, 2013

The weighted-average assumptions used to determine net periodic benefit cost during each year were as follows:

	Year Ended December 31,
	2014	2013	2012
Discount rate	4.90%	4.21%	5.05%
Measurement date	December 31, 2013	December 31, 2012	December 31, 2011

The following presents information about the assumed health care cost trend rate:

	Year Ended December 31,
	2014	2013
Pre-Medicare:
Health care cost trend rate assumed for next year	7.00%	6.26%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.75%	4.67%
Year that the rate reaches the ultimate trend rate	2021	2023

Post-Medicare:
Health care cost trend rate assumed for next year	6.00%	6.26%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.75%	4.67%
Year that the rate reaches the ultimate trend rate	2021	2023

Assumed health care cost trend rates have a significant effect on the expense and liability amounts reported for health care plans. A one-percentage-point change in the assumed health care cost trend would have the following effects:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(Dollars in millions)
Effect on total service and interest cost components (1)	$4.1	$(3.8)
Effect on total postretirement benefit obligation (1)	$80.6	$(70.3)

(1)
In addition to the effect on total service and interest cost components of expense, changes in trend rates would also increase or decrease the actuarial gain or loss amortization expense component. The impact on actuarial gain or loss amortization would approximate the increase or decrease in the obligation divided by 11.70 years at January 1, 2015.

Plan Assets
The Company’s postretirement benefit plans are unfunded.
Estimated Future Benefit Payments
The following benefit payments (net of retiree contributions), which reflect expected future service, as appropriate, are expected to be paid by the Company:

Postretirement
Benefits
(Dollars in millions)
2015	$57.2
2016	59.0
2017	59.9
2018	60.4
2019	60.7
Years 2020-2024	297.6